OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	£ 2,835
End Balance	3,347	£ 2,835
Cost [Member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	7,861	6,386
Acquisition of businesses		702
Additions	1,046	850
Disposals	(70)	(77)
End Balance	8,837	7,861
Accumulated amortisation [Member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	5,026	4,705
Charge for the year	513	392
Disposals	(49)	(71)
End Balance	5,490	5,026
Brand names [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	403
End Balance	380	403
Brand names [member] | Cost [Member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	596	596
End Balance	596	596
Brand names [member] | Accumulated amortisation [Member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	193	171
Charge for the year	23	22
End Balance	216	193
Core Deposit Intangible [Member] | Cost [Member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	2,770	2,770
End Balance	2,770	2,770
Core Deposit Intangible [Member] | Accumulated amortisation [Member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	2,770	2,757
Charge for the year		13
End Balance	2,770	2,770
Purchased Credit Card Relationships [Member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	662
End Balance	591	662
Purchased Credit Card Relationships [Member] | Cost [Member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	1,017	315
Acquisition of businesses		702
Disposals	(15)
End Balance	1,002	1,017
Purchased Credit Card Relationships [Member] | Accumulated amortisation [Member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	355	311
Charge for the year	71	44
Disposals	(15)
End Balance	411	355
Customer-related intangible assets [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	19
End Balance		19
Customer-related intangible assets [member] | Cost [Member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	538	538
End Balance	538	538
Customer-related intangible assets [member] | Accumulated amortisation [Member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	519	499
Charge for the year	19	20
End Balance	538	519
Computer software [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	1,751
End Balance	2,376	1,751
Computer software [member] | Cost [Member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	2,940	2,167
Additions	1,046	850
Disposals	(55)	(77)
End Balance	3,931	2,940
Computer software [member] | Accumulated amortisation [Member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	1,189	967
Charge for the year	400	293
Disposals	(34)	(71)
End Balance	£ 1,555	£ 1,189